Employee Costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Detail) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee costs and numbers [line items]
Average number of employees	91,961	95,884	97,214
Manufacturing [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	33,303	34,898	36,653
Selling, general and administration [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	46,782	49,162	48,535
Research and development [member]
Disclosure of employee costs and numbers [line items]
Average number of employees	11,876	11,824	12,026